Shareholder Report, Line Graph (Details) - USD ($)	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 15, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000012182
Account Value [Line Items]
Account Value	$ 23,413										$ 18,601	$ 14,494	$ 12,214	$ 16,030	$ 10,869	$ 11,754	$ 12,594	$ 11,286	$ 9,260	$ 10,000
C000012186
Account Value [Line Items]
Account Value	20,124										16,901	15,987	14,485	18,345	8,713	9,432	11,029	10,107	8,647	10,000
C000012187
Account Value [Line Items]
Account Value	16,780										14,760	14,306	14,308	20,550	10,082	11,327	13,643	11,289	8,917	10,000
C000012190
Account Value [Line Items]
Account Value	23,651										23,606	22,196	19,942	21,172	9,504	11,373	13,723	11,405	9,498	10,000
C000103073
Account Value [Line Items]
Account Value	20,476										20,243	17,461	16,623	17,434	8,944	11,588	13,931	11,932	9,558	10,000
C000254224
Account Value [Line Items]
Account Value	10,641	$ 10,761	$ 10,611	$ 10,540	$ 10,199	$ 10,189	$ 10,299	$ 10,010	$ 10,010	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	35,936										31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822										29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822										29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822										29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	33,822										29,335	23,825	20,029	23,253	16,130	15,141	13,893	12,104	10,214	10,000
MSCI All Country World Investable Market Index
Account Value [Line Items]
Account Value	10,856	10,385	9,817	9,726	10,118	10,208	9,884	10,158	9,777	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	17,959										15,837	14,946	14,016	20,235	11,512	12,089	13,490	11,222	8,794	10,000
Russell Microcap Index
Account Value [Line Items]
Account Value	17,959										15,837	14,946	14,016	20,235	11,512	12,089	13,490	11,222	8,794	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158										18,153	16,370	15,442	18,445	10,645	12,899	13,757	12,163	9,742	10,000
Russell 2000 Value Index
Account Value [Line Items]
Account Value	19,158										$ 18,153	$ 16,370	$ 15,442	$ 18,445	$ 10,645	$ 12,899	$ 13,757	$ 12,163	$ 9,742	$ 10,000
FTSE 3-Month Teasury Bill Index
Account Value [Line Items]
Account Value	$ 10,325	$ 10,288	$ 10,250	$ 10,213	$ 10,175	$ 10,141	$ 10,102	$ 10,062	$ 10,022	$ 10,000